Financial Instruments (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Financial Instruments
Cash and cash equivalents	$ 3,657,387	$ 6,658,076	$ 415,481	$ 10,170,376	$ 2,534,698	$ 912,214
Accounts receivable and prepaid expenses	10,732		1,471
Gold in trust	974,397
Total assets	4,642,516		416,952
Trade and other payables	31,433	340,509	96,850	508,068
Gold loan payable	3,929,015
Derivatives financial liabilities	306,084
Total liabilities	4,266,532	$ 102,787	96,850	$ 623,290
Net assets	$ 375,984		$ 320,102